September 19, 2013

VIA EDGAR

Division of Corporate Finance

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549-7410

Attention:	Larry Spirgel, Assistant Director

Re:	Envoy Group Corp. (“the Company”) Amendment No. 4 to Registration Statement on Form S-1 File No. 333-188785 Filed March 15, 2013

Dear Mr. Spirgel:

We herewith transmit the Company’s Amendment No. 4 to Registration Statement on Form S-1.  This Amendment No. 4 includes the current period’s financial statements.

Sincerely,

ENVOY GROUP CORP.

/s/ Angela Collette

Angela Collette

Attorney and Counselor at Law